Equity - Reserves and Retained Earnings (Tables)	12 Months Ended
Jun. 30, 2018
Summary of Equity Reserves and Retained Earnings

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
(a) Reserves
Options issued reserve	19,116,205	19,116,205
Conversion feature of convertible note reserve	41,431,774	41,431,774
Foreign currency translation reserve	1,096,368	(232,751)
Share-based payment reserve	3,229,693	2,703,347

	64,874,040	63,018,575

Movement in options issued reserve were as follows:
Opening balance	19,116,205	19,116,205

Ending balance	19,116,205	19,116,205

Movements in conversion feature of convertible note reserve:
Opening balance	41,431,774	41,431,774

Ending balance	41,431,774	41,431,774

Movement in foreign currency translation reserve were as follows:
Opening balance	(232,751)	38,945
Currency translation differences arising during the year	1,329,119	(271,696)

Ending balance	1,096,368	(232,751)

Movement in share-based payment reserve were as follows:
Opening balance	2,703,347	2,671,263
Employee options issued during the year	2,263,843	862,227
Exercise of vested performance rights	(1,737,497)	(830,143)

Ending balance	3,229,693	2,703,347

(b) Accumulated losses
Movement in accumulated losses were as follows:
Opening balance	(231,838,812)	(222,471,606)
Net loss for the year	(12,746,020)	(9,367,206)

Balance	(244,584,832)	(231,838,812)